                              John Hancock Funds





                               CASH MANAGEMENT
                                     FUND





                                 FINAL REPORT





                              November 17, 1995

                  John Hancock Funds - Cash Management Fund

                                  TRUSTEES
                           Edward J. Boudreau, Jr.
                                  Chairman
                             Dennis S. Aronowitz*
                           Richard P. Chapman, Jr.*
                             William J. Cosgrove*
                               Gail D. Fosler*
                                Bayard Henry *
                             Richard S. Scipione
                             Edward J. Spellman*
                       * Members of the Audit Committee
                                   OFFICERS
                           Edward J. Boudreau, Jr.
                     Chairman and Chief Executive Officer
                              Robert G. Freedman
                              Vice Chairman and
                           Chief Investment Officer
                               Anne C. Hodsdon
                                  President
                               Thomas H. Drohan
                          Senior Vice President and
                                  Secretary
                               James B. Little
                          Senior Vice President and
                           Chief Financial Officer
                               Susan S. Newton
                   Vice President, Assistant Secretary and
                              Compliance Officer
                              James J. Stokowski
                         Vice President and Treasurer
                                  CUSTODIAN
                     State Street Bank and Trust Company
                             225 Franklin Street
                         Boston, Massachusetts 02110
                                TRANSFER AGENT
                  John Hancock Investor Services Corporation
                                P.O. Box 9277
                       Boston, Massachusetts 02205-9277
                              INVESTMENT ADVISER
                          John Hancock Advisers, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                            PRINCIPAL DISTRIBUTOR
                           John Hancock Funds, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                                LEGAL COUNSEL
                                Hale and Dorr
                               60 State Street
                         Boston, Massachusetts 02109

John Hancock Funds - Cash Management Fund



STATEMENT OF ASSETS AND LIABILITIES
Final Report    November 17, 1995 (Unaudited) *
----------------------------------------------------------------------------------------------
ASSETS:
Investments, in money market instruments, at value - Note C:
Commercial paper (cost - $126,594,324)                                           $ 126,594,324
Negotiable bank certificates of deposit (cost  - $8,003,922)                         8,003,922
Corporate interest-bearing obligations (cost - $67,537,202)                         67,537,202
U.S. government obligations (cost - $2,000,152)                                      2,000,152
Joint repurchase agreement (cost - $36,371,000)                                     36,371,000
                                                                                 -------------
                                                                                   240,506,600
Cash                                                                                    27,870
Interest receivable                                                                  1,716,811
                                                                                 -------------
               Total Assets                                                        242,251,281
          ------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares repurchased                                                         347,644
Payable to John Hancock Advisers, Inc. and affiliates -
 Note B                                                                                130,091
Accounts payable and accrued expenses                                                  122,378
                                                                                 -------------
               Total Liabilities                                                       600,113
          ------------------------------------------------------------------------------------
NET ASSETS:
Capital paid-in                                                                    241,651,168
                                                                                 -------------
               Net Assets                                                        $ 241,651,168
          ====================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
  (based on 241,738,168 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with no par value)                                                                     $1.00
==============================================================================================

* The net assets of John Hancock Cash Management Fund, (the "Fund"), were merged into the John
  Hancock Money Market Fund as of the close of business on November 17, 1995 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of the net assets and the termination of the Fund.  (See
  Note A to the Notes to Financial Statements).

                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Cash Management Fund

STATEMENT OF OPERATIONS

For the period October 1, 1995 to
November 17, 1995 (Unaudited) *
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                        $1,945,531
                                                                ----------
Expenses:
Transfer agent fee - Note B                                        156,640
Investment management fee - Note B                                 130,091
Merger expenses - Note D                                            87,000
Custodian fee                                                       10,603
Legal fees                                                             625
                                                                ----------
     Total Expenses                                                384,959
     ---------------------------------------------------------------------
     Net Investment Income                                       1,560,572
     ---------------------------------------------------------------------
     Net Increase in Net Assets
     Resulting from Operations                                  $1,560,572
     =====================================================================

* The net assets of the Fund were merged into the John Hancock Money Market Fund as of the close of business on November 17, 1995 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of the net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).



                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Cash Management Fund

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
                                           FOR THE PERIOD
                                         OCTOBER 1, 1995 TO      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:       NOVEMBER 17, 1995      SEPTEMBER 30,
FROM OPERATIONS:                          (UNAUDITED) **            1995
                                         ------------------------------------
Net investment Income                     $   1,560,572        $  12,380,461
                                         ------------------------------------
     Net Increase in Net Assets
      Resulting from Operations               1,560,572           12,380,461
                                         ------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
  ($0.0064 and $0.0501 per share,
  respectively)                              (1,560,572)         (12,380,461)
Distributions in excess of net
  investment income ($0.0004 and none per
  share, respectively)                          (87,000)            -----
                                         ------------------------------------
     Total Distributions to Shareholders     (1,647,572)         (12,380,461)
                                         ------------------------------------
FROM FUND SHARE TRANSACTIONS - NET*           3,607,282           14,231,512
                                         ------------------------------------

NET ASSETS:
Beginning of period                         238,130,886          223,899,374
                                         ------------------------------------
End of period                             $ 241,651,168        $ 238,130,886
                                         ====================================

* ANALYSIS OF FUND SHARE TRANSACTIONS
  AT $1 PER SHARE:

Shares sold                               $ 163,526,835        $ 859,281,131
Shares issued to shareholders in
  reinvestment of distributions               1,530,165           11,155,429
                                         ------------------------------------
                                            165,057,000          870,436,560
Less shares repurchased                    (161,449,718)        (856,205,048)
                                         ------------------------------------
Net share increase                        $   3,607,282        $  14,231,512
                                         ====================================


** The net assets of the Fund were merged into the John Hancock Money
   Market Fund as of the close of business on November 17, 1995 and the Fund was subsequently terminated. The Statement of Changes in Net Assets does not reflect the merger of the net assets or termination of the Fund. (See Note A to the Notes to Financial Statements).



                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Cash Management Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key
ratios and supplemental data are listed as follows:
---------------------------------------------------------------------------------------------------------------------------------
                                                     FOR THE PERIOD
                                                   OCTOBER 1, 1995 TO
                                                   NOVEMBER 17, 1995                    YEAR ENDED SEPTEMBER 30,
                                                   ------------------    --------------------------------------------------------
                                                     (UNAUDITED)           1995        1994        1993        1992       1991
                                                     -----------           ----        ----        ----        ----       ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period               $   1.00         $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
                                                   ------------------------------------------------------------------------------
   Net Investment Income                                  0.01             0.05        0.03         0.02        0.04        0.06

   Less Distributions:
   Dividends from Net Investment Income                  (0.01)           (0.05)      (0.03)       (0.02)      (0.04)      (0.06)
                                                   ------------------------------------------------------------------------------
   Net Asset Value, End of Period                     $   1.00  (a)    $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
                                                   ==============================================================================
   Total Investment Return at Net Asset Value (c)         0.68% (b)        5.33%       2.95%        2.47%       3.77%       6.23%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)          $241,651         $238,131    $223,899     $183,709    $201,900    $250,847
   Ratio of Expenses to Average Net Assets                0.91%  *         0.89%       0.95%        0.98%       0.95%       0.90%
   Ratio of Net Investment Income to Average Net Assets   5.05%  *         5.03%       2.94%        2.45%       3.75%       6.08%

*  On an annualized basis.
(a) Net asset value per share, before the merger of assets to the John Hancock Money Market Fund, and the termination of the Fund. (See Note A to the Notes to Financial Statements).
(b) Not annualized.
(c) Total investment return assumes dividend reinvestment.




                      SEE NOTES TO FINANCIAL STATEMENTS.

                  JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 17, 1995 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                       Par Value
                                        Interest        Quality          (000's
Issuer - Description                      Rate          Ratings*        Omitted)            Value
--------------------                    --------        -------        ---------            -----
COMMERCIAL PAPER
BANKING   (2.86%)
PNC Bank Corp.,
   2/5/1996                               5.770          Tier 1         $7,000            $6,911,366
                                                                                          ----------
BANKING - FOREIGN   (0.83%)
Swedish Export Credit Corp.,
   12/5/1995                              5.750          Tier 1          2,000             1,994,569
                                                                                          ----------
BROKER SERVICES     (11.82%)
Bear Stearns Cos., Inc.,
   11/22/1995                             5.750          Tier 1          4,400             4,397,189
Bear Stearns Cos., Inc.,
   1/2/1996                               5.750          Tier 1          7,600             7,545,375
Goldman Sachs Group., L.P.
   11/20/1995                             5.730          Tier 1          3,300             3,298,949
Goldman Sachs Group., L.P.
   11/24/1995                             5.770          Tier 1          8,000             7,992,307
Merrill Lynch & Co., Inc.,
   1/31/1996                              5.760          Tier 1          5,400             5,336,064
                                                                                          ----------
                                                                                          28,569,884
                                                                                          ----------
FINANCE   (7.20%)
American Honda Finance Corp.,
   12/6/1995                              5.770          Tier 1          2,000             1,994,230
American Honda Finance Corp.,
   12/8/1995                              5.780          Tier 1          1,800             1,794,220
American Honda Finance Corp.,
   1/26/1996                              5.780          Tier 1          2,900             2,867,873
American Honda Finance Corp.,
   1/30/1996                              5.770          Tier 1          5,300             5,237,989
Associates Corporation of North America.
   11/27/1995                             5.800          Tier 1          5,500             5,492,025
                                                                                          ----------
                                                                                          17,386,337
                                                                                          ----------
MORTGAGE BANKING    (5.33%)
Countrywide Funding Corp.,
   11/20/1995                             5.770          Tier 1            900               899,712
Countrywide Funding Corp.,
   11/20/1995                             5.810          Tier 1          6,000             5,998,063
Countrywide Funding Corp.,
   12/6/1995                              5.770          Tier 1          1,500             1,495,673
Countrywide Funding Corp.,
   12/13/1995                             5.770          Tier 1          4,200             4,183,171
Countrywide Funding Corp.,
   12/14/1995                             5.780          Tier 1            300               298,748
                                                                                          ----------
                                                                                          12,875,367
                                                                                          ----------
RETAIL STORES  (8.21%)
Dayton Hudson Corp.,
   12/12/1995                             5.800          Tier 1          8,000             7,969,067
Sears Roebuck Acceptance Corp.,
   11/29/1995                             5.740          Tier 1          8,100             8,085,794
Sears Roebuck Acceptance Corp.,
   11/30/1995                             5.740          Tier 1          3,800             3,792,729
                                                                                          ----------
                                                                                          19,847,590
                                                                                          ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                  JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND

                                                                       Par Value
                                        Interest        Quality          (000's
Issuer - Description                      Rate          Ratings*        Omitted)            Value
--------------------                    --------        -------        ---------            -----
UTILITIES - ELECTRIC     (8.14%)
Pacific Gas and Electric Co.,
   11/28/1995                             5.750          Tier 1         $7,800            $7,787,542
Public Service Electric and Gas Co.,
   11/27/1995                             5.760          Tier 1          8,000             7,988,480
Public Service Electric and Gas Co.,
   11/28/1995                             5.760          Tier 1          1,400             1,397,760
Public Service Electric and Gas Co.,
   12/8/1995                              5.770          Tier 1          2,500             2,491,986
                                                                                         -----------
                                                                                          19,665,768
                                                                                         -----------
UTILITIES - TELEPHONE    (8.00%)
Bell Atlantic Financial Services.,
   12/12/1995                             5.750          Tier 1          4,000             3,984,667
GTE Corp.,
   11/27/1995                             5.830          Tier 1          3,800             3,794,462
GTE Corp.,
   11/28/1995                             5.800          Tier 1          1,100             1,098,228
GTE Corp.,
   12/7/1995                              5.780          Tier 1          1,500             1,495,424
GTE Corp.,
   12/11/1995                             5.790          Tier 1          5,000             4,981,504
GTE Northwest Inc.,
   12/5/1995                              5.740          Tier 1          4,000             3,989,158
                                                                                         -----------
                                                                                          19,343,443
                                                                                         -----------
               TOTAL COMMERCIAL PAPER
                (COST  $126,594,324)                                    (52.39%)         126,594,324
                                                                        --------         -----------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S.  BRANCHES  OF  FOREIGN  BANKS        (2.48%)
Deutsche Bank., AG
   7/25/1996                              6.050          Tier 1          3,000             3,000,000
Societe Generale N.A., Inc.,
   1/8/1996                               7.650          Tier 1          3,000             3,002,417
                                                                                         -----------
                                                                                           6,002,417
                                                                                         -----------
U.S. DOLLAR EURO CERTIFICATES             (0.83%)
Union  Bank  of  Switzerland.,
   12/29/1995                             7.510          Tier 1          2,000             2,001,505
                                                                                         -----------

               TOTAL  NEGOTIABLE  BANK
               CERTIFICATES OF DEPOSIT
                 (COST $8,003,922)                                       (3.31%)           8,003,922
                                                                         -------         -----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                  JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND

                                                                       Par Value
                                        Interest        Quality          (000's
Issuer - Description                      Rate          Ratings*        Omitted)            Value
--------------------                    --------        -------        ---------            -----
CORPORATE INTEREST BEARING OBLIGATIONS
AEROSPACE (0.83%)
Martin Marietta Corp.,
   3/1/1996                               8.500          Tier 1         $2,000            $2,013,516
                                                                                          ----------

AUTOMOTIVE     (7.88%)
Ford Motor Credit Co.,
   12/1/1995                              6.125          Tier 1          3,000             2,999,366
Ford Motor Credit Co.,
   12/15/1995                             9.125          Tier 1          1,850             1,852,999
Ford Motor Credit Co.,
    5/15/1996                             8.250          Tier 1          1,000             1,009,905
General Motors Acceptance Corp.,
    2/1/1996                              8.750          Tier 1          4,600             4,616,520
General Motors Acceptance Corp.,
    3/13/1996                             8.900          Tier 1          1,000             1,008,276
General Motors Acceptance Corp.,
    3/13/1996                             9.125          Tier 1          5,000             5,035,531
General Motors Acceptance Corp.,
    3/20/1996                             8.800          Tier 1          1,500             1,507,610
General Motors Acceptance Corp.,
    7/17/1996                             9.000          Tier 1          1,000             1,017,847
                                                                                          ----------
                                                                                          19,048,054
                                                                                          ----------
BANKING   (8.28%)
Key Corp,
   12/4/1995                              5.400          Tier 1          3,000             2,999,135
Morgan Guaranty Trust Co., NY
   10/3/1996                              6.070          Tier 1          5,000             5,000,000
Morgan Guaranty Trust Co., NY
   10/30/1996                             6.000          Tier 1          4,000             4,000,000
NationsBank Corp.,
   12/1/1995                              5.375          Tier 1          1,000               999,722
NationsBank of Texas,
    8/28/1996                             6.150          Tier 1          7,000             7,000,000
                                                                                          ----------
                                                                                          19,998,857
                                                                                          ----------
CHEMICAL  (1.24%)
Monsanto  Corp.,
   12/21/1995                             8.750          Tier 1          3,000             3,005,026
                                                                                          ----------
FINANCE   (4.14%)
Household Finance Corp.,
   12/1/1995                              5.900          Tier 1         10,000             9,999,708
                                                                                          ----------
INSURANCE (0.83%)
American General Finance Corp.,
    1/31/1996                             9.230          Tier 1          2,000             2,012,511
                                                                                          ----------
RETAIL  STORES (0.42%)
Sears Roebuck Acceptance Corp.,
   12/15/1995                             6.590          Tier 1          1,000               999,745
                                                                                          ----------
TOBACCO   (4.33%)
Philip Morris Cos., Inc.,
    3/7/1996                              8.450          Tier 1          3,950             3,977,798
Philip Morris Cos., Inc.,
    7/1/1996                              8.875          Tier 1          6,380             6,481,987
                                                                                          ----------
                                                                                          10,459,785
                                                                                          ----------
               TOTAL CORPORATE INTEREST
                 BEARING OBLIGATIONS
                  (COST $67,537,202)                                    (27.95%)          67,537,202
                                                                        --------          ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                  JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND

                                                                       Par Value
                                        Interest        Quality          (000's
Issuer - Description                      Rate          Ratings*        Omitted)            Value
--------------------                    --------        -------        ---------            -----
U.S.GOVERNMENT OBLIGATIONS
Governmental - U.S.Agencies        (0.83%)
Federal Home Loan Bank,
    9/26/1996                             5.925          Tier 1         $2,000            $2,000,152
                                                                                          ----------

               TOTAL U.S.GOVERNMENT OBLIGATIONS
               (COST $2,000,152)                                         (0.83%)           2,000,152
                                                                          ----            ----------

                                                         INTEREST        PAR VALUE
                                                           RATE       (000's OMITED)      MARKET VALUE
                                                         --------     --------------      ------------
JOINT REPURCHASE AGREEMENT
    Investment in a joint repurchase agreement
      transaction with Lehman Bros., Inc.,
      Dated 11-17-95, due 11-20-95
      (Secured by U.S.Treasury Bonds 13.25%
      due 5-15-14,and 9.25% due 2-15-16, and               5.77%          $36,371           36,371,000
      U.S.Treasury Notes, 7.125% due 9-30-99,                                             ------------
       7.875% due 11-15-99 and 6.25% due 2-15-03) - Note A

               TOTAL JOINT REPURCHASE AGREEMENT
               (COST $36,371,000)                                          (15.05%)       $ 36,371,000
                                                                           --------       ------------
               TOTAL INVESTMENTS                                           (99.53%)       $240,506,600
                                                                           ========       ============

 * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a - 7 of the U.S.
   Securities and Exchange Commission, owned by the Fund. Tier 1 securities are those that have received the highest rating from at least two rating organizations, or one if only one has rated the security.

The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.




                      SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
                   JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Cash Management Fund (the "Fund") is an open-end investment management company, registered under the Investment Company Act of 1940.
       On November 15, 1995, the shareholders approved a plan of reorganization between the Fund and John Hancock Money Market Fund providing for the transfer of all of the assets and liabilities of the Fund to Money Market Fund in exchange solely for shares of beneficial interest of Money Market Fund. After this transaction and as of the close of business on November 17, 1995, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant policies of the Fund were as follows:
VALUATION OF INVESTMENTS The Trustees had determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities were valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes was accrued daily and included in interest receivable.
JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.
INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.
FEDERAL INCOME TAX The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It was not subject to federal income tax on taxable earnings which were distributed to shareholders.
DIVIDENDS The Fund's net investment income was declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

                         NOTES TO FINANCIAL STATEMENTS
                   JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND


NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.40% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.35% of the next $250,000,000, (c) 0.30% of the next $250,000,000 and (d) 0.25% of the Fund's average daily net asset value in excess of $750,000,000.
       In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares of beneficial interest, the fee payable to the Adviser was reduced to the extent of such excess and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.
       The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. Prior to January 1, 1995, JH Funds was known as John Hancock Broker Distribution Services, Inc. In addition, to compensate JH Funds for the services it provides as distributor of the Fund, the Fund had adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses,at an annual rate not to exceed 0.10% of the Fund's daily net assets to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.05% may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. The Trustees had voted to suspend both the service fee and the sales fee of the Plan indefinitely.
       The Fund had a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc. Effective January 1, 1995, the Fund paid transfer agent fees based on transaction volume and the number of shareholder accounts. Prior to January 1, 1995, the Fund paid Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.45% of the Fund's average daily net asset value, plus out of pocket expenses incurred by Investor Services on behalf of the Fund for proxy mailings.
       Messrs. Edward J. Boudreau, Jr. and Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability was marked to market on a periodic basis and income earned by the investment was recorded on the Fund's books.

                         NOTES TO FINANCIAL STATEMENTS
                   JOHN HANCOCK FUNDS - CASH MANAGEMENT FUND



NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, other than obligations of the U.S. government and its agencies, for the period ended November 17, 1995, aggregated $946,173,925 and $948,137,000, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies for the period ended November 17, 1995, aggregated $2,000,156 and $2,000,000, respectively.
The cost of investments owned at November 17, 1995, for Federal income tax purposes was $240,506,600.

NOTE D -
RECLASSIFICATION OF ACCOUNTS
During the period ended November 17, 1995, the Fund has reclassified capital paid-in of $87,000 to distributions in excess of net investment income. This represents the cumulative amount necessary to report these balances on a tax basis as of November 17, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of merger expenses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.